Investments (Evaluation of Available-For-Sale Securities for OTTI and Evaluating Temporarily Impaired AFS Securities - Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) Contracts
Schedule of Available-for-sale Securities [Line Items]
Equity securities available-for-sale with gross unrealized loss of equal to or greater than stated percentage	20.00%
Fixed maturity securities
Schedule of Available-for-sale Securities [Line Items]
Change in Gross Unrealized Temporary Loss	$ 2,300
Gross Unrealized Temporary Loss	3,700
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Change in Gross Unrealized Temporary Loss	85
Gross Unrealized Temporary Loss	141
20% or more | Six months or greater | Fixed maturity securities
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Temporary Loss	$ 271
Number of Securities | Contracts	50
20% or more | Six months or greater | Fixed maturity securities | Investment Grade
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Temporary Loss	$ 187
Number of Securities | Contracts	27
Percentage of gross unrealized loss	69.00%
20% or more | Six months or greater | Fixed maturity securities | Below Investment Grade
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Temporary Loss	$ 84
Number of Securities | Contracts	23
Percentage of gross unrealized loss	31.00%
20% or more | Twelve months or greater | Equity securities
Schedule of Available-for-sale Securities [Line Items]
Number of Securities | Contracts	8
Gross Unrealized Temporary Loss	$ 31
20% or more | Twelve months or greater | Non-redeemable preferred stock | Aaa/Aa/A | Financial Services Industry
Schedule of Available-for-sale Securities [Line Items]
Percentage of gross unrealized loss	68.00%